SEGMENTED INFORMATION (Tables)	3 Months Ended
Feb. 28, 2022
Schedule of reportable operating segments

	Film and Television Entertainment	Video Games	Total
	$	$	$
Segment Information
Revenue	5,199	3,683	8,882
Cost of sales	(24,404)	(112,459)	(136,863)
Operating expenses	(145,783)	(18,850)	(164,633)
Segment profit (loss)	(164,988)	(127,626)	(292,614)

Corporate expenses:
Operating expenses			(1,675,695)
Other income (expenses)			450,166
Comprehensive loss for the period			(1,518,143)

Capital expenditures	-	-	-